UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund:  BlackRock World Income Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock World

Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Canada — 0.3%
Ainsworth Lumber Co. Ltd. (a)		112,878	$311,037
United States — 0.0%
HealthSouth Corp.		122	5,412
Total Common Stocks — 0.3%			316,449

Asset-Backed Securities		Par (000)
Australia — 0.3%
SMART Trust, Series 2014-2E, Class AE, 0.42%, 6/14/21 (b)	EUR	295	316,924
France — 0.1%
Driver France 1 FCT, Series 1, Class B, 0.79%, 10/21/20 (b)		47	50,878
FCT Copernic, Series 2012-1, Class A1, 1.04%, 9/25/29 (b)		30	32,005

			82,883
Germany — 0.1%
Driver Ten GmbH, Series 10, Class A, 0.24%, 3/21/19 (b)		128	137,981
Red & Black TME Germany 1 UG, Series 1, Class A, 0.49%, 1/15/23 (b)		9	9,772

			147,753
Italy — 0.4%
Asset-Backed European Securitisation Transaction Srl, Series 9, Class A, 0.74%, 12/10/28 (b)		177	190,855
Auto ABS Compartiment, Series 2012-2, Class A, 2.80%, 4/27/25		85	91,638
Berica PMI Srl, Series 1, Class A1X, 2.44%, 5/31/57 (b)		78	85,406
Sunrise Srl, Series 2014-1, Class A, 1.01%, 5/27/31 (b)		175	189,040

			556,939
Luxembourg — 0.1%
Bumper 2 SA, Series 2011-2, Class A, 1.24%, 2/23/23 (b)		18	19,123
Asset-Backed Securities		Par (000)	Value
Luxembourg (concluded)
Silver Arrow SA, Series 5, Class A, 0.26%, 10/15/22 (b)	EUR	82	$88,251

			107,374
Portugal — 0.4%
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 1.98%, 12/28/43 (b)		159	198,638
Volta II Electricity Receivables, 2.98%, 2/16/18		308	337,373

			536,011
United Kingdom — 0.9%
Atlantes, Ltd. / Atlantes Finance PLC, Series 6, Class A, 2.43%, 3/20/33 (b)		92	100,401
E CARAT 2 PLC, Series 2, Class A, 1.05%, 10/18/21 (b)	GBP	78	116,470
E-CARAT 5 PLC, Series 5, Class A, 1.00%, 4/18/23 (b)(c)		295	437,734
MOTOR 2015-1 PLC, Series 2015-1X, Class A2, 1.00%, 6/25/22 (b)		355	526,614

			1,181,219
United States — 0.1%
SLM Student Loan Trust, Series 2012-C, Class A1, 1.27%, 8/15/23 (b)(d)	USD	93	93,274

Total Asset-Backed Securities — 2.4%			3,022,377

Corporate Bonds
Australia — 0.4%
CNOOC Curtis Funding No 1 Property Ltd., 4.50%, 10/03/23 (d)		420	456,112
Denmark — 0.2%
Danske Bank A/S, 5.88% (b)(e)	EUR	200	220,426
France — 2.1%
BNP Paribas SA:
2.38%, 2/17/25		280	307,321
2.88%, 3/20/26 (b)		465	524,755
Casino Guichard Perrachon SA, 3.25%, 3/07/24		300	367,312
Lafarge SA, 5.88%, 7/09/19		306	395,548
Numericable Group SA, 6.00%, 5/15/22	USD	6	6,075
Renault SA:
4.63%, 9/18/17	EUR	339	397,615

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
France (concluded)
Renault SA (concluded):
3.13%, 3/05/21	EUR	380	$454,173
Societe Generale SA, 2.63%, 2/27/25		200	218,947

			2,671,746
Germany — 0.1%
Deutsche Bank AG, 2.75%, 2/17/25		155	171,048
Hong Kong — 0.4%
Bao-trans Enterprises Ltd., 3.75%, 12/12/18	USD	445	457,439
India — 1.0%
Canara Bank, 5.25%, 10/18/18		213	229,948
NTPC Ltd., 4.75%, 10/03/22		380	409,284
ONGC Videsh, Ltd., 2.75%, 7/15/21	EUR	255	286,116
Power Grid Corp. of India Ltd., 3.88%, 1/17/23	USD	280	281,591

			1,206,939
Ireland — 1.4%
Aquarius and Investments PLC for Swiss Reinsurance Co. Ltd., 6.38%, 9/01/24 (b)		200	214,099
Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43 (b)	EUR	130	164,553
Bank of Ireland:
2.00%, 5/08/17		340	372,644
3.25%, 1/15/19		430	496,715
1.25%, 4/09/20		210	224,335
ESB Finance Ltd., 3.49%, 1/12/24		180	231,884

			1,704,230
Italy — 1.4%
Auto ABS Compartiment, Series 2012-3, Class A, 0.60%, 9/27/24		382	411,216
Davide Campari-Milano SpA:
5.38%, 10/14/16		150	172,300
4.50%, 10/25/19		330	400,768
Intesa Sanpaolo SpA, 1.13%, 3/04/22		190	203,783
Telecom Italia SpA:
6.13%, 12/14/18		200	249,944
4.88%, 9/25/20		260	319,017

			1,757,028
Luxembourg — 1.0%
Actavis Funding SCS:
3.80%, 3/15/25	USD	190	196,086
Corporate Bonds		Par (000)	Value
Luxembourg (concluded)
Actavis Funding SCS (concluded):
4.75%, 3/15/45	USD	225	$239,142
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18	EUR	265	261,434
GELF Bond Issuer I SA, 3.13%, 4/03/18		470	539,561
HeidelbergCement Finance Luxembourg SA:
2.25%, 3/12/19		8	8,963
3.25%, 10/21/20		36	42,522
3.25%, 10/21/21		23	27,662

			1,315,370
Netherlands — 0.6%
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (d)	USD	232	255,490
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 4.63%, 5/23/29	GBP	210	345,970
NN Group NV, 4.63%, 4/08/44 (b)	EUR	110	133,047

			734,507
Portugal — 0.3%
Banco Santander Totta SA, 1.50%, 4/03/17		300	331,063
Spain — 0.4%
Bankia SA, 3.50%, 1/17/19		400	468,479
Sweden — 0.2%
Svenska Handelsbanken AB, 5.25% (b)(e)	USD	310	309,225
Switzerland — 1.1%
Credit Suisse AG, 6.50%, 8/08/23		300	342,536
UBS AG:
4.75%, 5/22/23 (b)		265	274,049
5.13%, 5/15/24		345	358,566
4.75%, 2/12/26 (b)	EUR	305	364,801

			1,339,952

United Kingdom — 3.0%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	255	418,931
Aon PLC, 2.88%, 5/14/26	EUR	125	154,039
British Sky Broadcasting Group PLC:
2.63%, 9/16/19 (d)	USD	200	203,105
1.50%, 9/15/21	EUR	225	249,530
3.75%, 9/16/24	USD	280	289,476
2.50%, 9/15/26	EUR	330	392,590
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	505	740,188
Fidelity International Ltd., 7.13%, 2/13/24		200	378,416

2	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United Kingdom (concluded)
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (d)	USD	800	$875,129

			3,701,404
United States — 4.6%
Bank of America Corp.:
4.00%, 4/01/24		500	531,858
Series L, 1.35%, 11/21/16		190	190,004
Bayer US Finance LLC, 3.38%, 10/08/24		200	208,194
COX Communications, Inc., 8.38%, 3/01/39 (d)		208	294,521
Delphi Corp., 5.00%, 2/15/23		895	959,887
Enterprise Products Operating LLC, 3.75%, 2/15/25		100	103,228
Forest Laboratories, Inc., 5.00%, 12/15/21 (d)		350	389,184
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		233	234,872
JPMorgan Chase & Co., 3.63%, 5/13/24		495	514,696
Kinder Morgan, Inc., 5.55%, 6/01/45		155	163,426
Medtronic, Inc., 4.63%, 3/15/45		195	221,027
QVC, Inc.:
5.13%, 7/02/22		86	91,417
4.85%, 4/01/24		645	670,514
5.95%, 3/15/43		170	174,015
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		190	194,820
Verizon Communications, Inc.:
5.15%, 9/15/23		458	525,090
6.55%, 9/15/43		203	264,338

			5,731,091
Total Corporate Bonds — 18.2%			22,576,059

Foreign Agency Obligations
Australia — 5.7%
Australia Government Bond:
5.75%, 5/15/21	AUD	1,105	1,023,927
5.75%, 7/15/22		120	113,697
4.75%, 4/21/27		450	424,404
New South Wales Treasury Corp., Series C1B1		3,640	4,200,251
Foreign Agency Obligations		Par (000)	Value
Australia (concluded)
Queensland Treasury Corp., Series 17	AUD	1,595	$1,333,678

			7,095,957
Canada — 1.3%
Canadian Government Bond	CAD	325	362,348
Province of Quebec Canada		1,350	1,220,559

			1,582,907
Germany — 10.8%
Bundesobligation	EUR	140	152,686
Bundesrepublik Deutschland:
3.50%, 7/04/19		1,435	1,784,338
1.50%, 5/15/23		2,350	2,824,990
2.00%, 8/15/23		2,100	2,623,239
1.75%, 2/15/24		4,523	5,569,909
Landwirtschaftliche Rentenbank	CAD	490	450,693

			13,405,855
Greece — 0.2%
Hellenic Republic Government Bond (d)	EUR	331	235,248
Ireland — 1.1%
Ireland Government Bond:
5.00%, 10/18/20		380	514,078
2.00%, 2/18/45		695	854,559

			1,368,637
Italy — 5.0%
Italy Buoni Poliennali Del Tesoro:
2.45%, 3/26/16		847	930,580
2.55%, 10/22/16		644	720,862
2.25%, 4/22/17		188	211,461
2.15%, 11/12/17		238	269,220
3.50%, 12/01/18		1,265	1,514,780
2.50%, 12/01/24		590	706,949
4.75%, 9/01/44 (d)		1,050	1,800,414

			6,154,266
Japan — 7.7%
Japan Government Twenty Year Bond:
1.50%, 3/20/34	JPY	220,000	1,971,465
1.50%, 6/20/34		610,850	5,461,040
1.40%, 9/20/34		234,500	2,057,209

			9,489,714
Mexico — 0.2%
Mexican Bonos	MXN	35	256,650

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Portugal — 3.2%
Portugal Obrigacoes do Tesouro OT (d):
4.75%, 6/14/19	EUR	2,470	$3,095,335
3.88%, 2/15/30		160	211,275
4.10%, 2/15/45		440	638,576

			3,945,186
Slovenia — 2.2%
Slovenia Government International Bond:
4.13%, 2/18/19 (d)	USD	567	599,456
5.85%, 5/10/23		960	1,135,200
5.25%, 2/18/24		300	344,325
5.25%, 2/18/24 (d)		555	637,002

			2,715,983
South Korea — 1.4%
Inflation Linked Korea Treasury Bond	KRW	1,850,491	1,714,541
Spain — 1.5%
Instituto de Credito Oficial	CAD	400	320,556
Spain Government Bond (d)	EUR	860	1,573,569

			1,894,125
United Kingdom — 5.8%
United Kingdom Gilt:
1.75%, 7/22/19	GBP	2,560	3,915,986
3.25%, 1/22/44		1,850	3,282,967

			7,198,953
Total Foreign Agency Obligations — 46.1%			57,058,022

Municipal Bonds
United States — 2.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	USD	280	317,629
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (d)		180	195,586
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/42		140	153,801
Municipal Bonds		Par (000)	Value

United States (concluded)
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	USD	225	$253,764
City of New York New York Water & Sewer System, Refunding RB, 5.00%, 6/15/47		160	182,938
County of Broward Florida Airport System, RB, 5.00%, 10/01/42		165	183,850
County of Miami-Dade Florida Aviation, Refunding RB, AMT, Series A, 5.00%, 10/01/38		280	284,939
Dallas/Fort Worth International Airport, RB, Series A, 5.00%, 11/01/45		315	343,230
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14		75	90,347
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		90	107,625
State of California, GO, Various Purposes, Series 3, 5.95%, 4/01/16		850	896,061
University of Massachusetts Building Authority, Refunding RB, 5.00%, 11/01/44		90	104,405
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 5.50%, 1/01/42		120	131,778
Total Municipal Bonds — 2.6%			3,245,953

Non-Agency Mortgage-Backed Securities
Ireland — 0.2%
German Residential Funding 2013- 2, Ltd., Series 2013-2, Class E, 3.79%, 11/27/24 (b)	EUR	114	129,271
German Residential Funding PLC, Series 2013-1, Class D, 3.54%, 8/27/24 (b)		144	162,960

			292,231
Netherlands — 0.1%
Storm BV, Series 2014-2, Class A1, 0.32%, 3/22/51 (b)		80	86,620
United Kingdom — 1.1%
Auburn Securities 5 PLC, Series 5, Class A2, 0.83%, 12/01/41 (b)	GBP	25	36,419

4	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)		Value
United Kingdom (concluded)
Fosse Master Issuer PLC (b):
Series 2014-1X, Class A2, 0.96%, 10/18/54	GBP	264		$392,528
Series 2015-1X, Class A3, 0.82%, 10/18/54		170		252,178
Gosforth Funding 2014-1 PLC, Series 2014-1, Class A1, 0.93%, 10/19/56 (b)		156		231,776
Silverstone Master Issuer PLC, Series 2015-1X, Class 1A, 0.91%, 1/21/70 (b)		215		319,592
Taurus PLC, Series 2013-GMF1, Class D, 2.80%, 5/21/24 (b)	EUR	132		146,053

				1,378,546
Total Non-Agency Mortgage-Backed Securities — 1.4%				1,757,397

U.S. Treasury Obligations
United States — 16.7%
U.S. Treasury Bond:
3.38%, 5/15/44	USD	681		798,132
3.00%, 11/15/44		1,650		1,807,910
U.S. Treasury Notes:
0.50%, 8/31/16		3,250		3,254,062
1.00%, 9/15/17		3,250		3,272,344
1.00%, 5/31/18		4,158		4,163,274
1.38%, 7/31/18		3,269		3,307,257
2.25%,11/15/24		4,000		4,112,188
Total U.S. Treasury Obligations — 16.7%				20,715,167

Other Interests (f)		Beneficial Interest (000)
United States — 0.3%
Adelphia Preferred Escrow		575		6
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $240,152)		—	(g)	358,000
Total Other Interests — 0.3%				358,006

Preferred Securities

Capital Trusts		Par (000)
Denmark — 0.1%
Danske Bank A/S, 5.75% (b)(e)	EUR	100		$110,751
Capital Trusts		Par (000)		Value
France — 0.5%
TOTAL SA (b)(e):
2.25%	EUR	345		$373,372
2.63%		190		207,107

				580,479
Netherlands — 0.5%
Gas Natural Fenosa Finance BV, 4.13% (b)(e)		100		114,245
Generali Finance BV (b)(e):
5.32%	USD	150		166,529
5.48%		100		112,632
Volkswagen International Finance NV, 4.63% (b)(e)		200		244,619

				638,025
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA, 6.75% (b)(e)	EUR	200		220,444
Switzerland — 0.2%
UBS Group AG, 5.75% (b)(e)		200		225,265
United Kingdom — 0.9%
HSBC Holdings PLC (b)(e):
5.25%	USD	200		223,114
5.63%		200		201,875
6.38%		200		204,250
Nationwide Building Society, 6.88% (b)(e)		125		187,975
NGG Finance PLC, 4.25%, 6/18/76 (b)		250		294,994

				1,112,208
United States — 0.7%
American Express Co., Series C, 4.90% (b)(e)		165		167,393
Bank of America Corp. (b)(e):
Series AA, 6.10%		150		152,156
Series Z, 6.50%		109		115,268
Wells Fargo & Co., Series S, 5.90% (b)(e)		490		510,212

				945,029
Total Preferred Securities — 3.1%				3,832,201

Warrants — 0.0% (h)		Shares
Venezuela — 0.0%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000		21,000
Total Long-Term Investments (Cost — $115,400,033) — 91.2%				112,902,631

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Short-Term Securities	Shares		Value
Money Market Funds — 3.3%
BlackRock Liquidity Funds,TempFund,Institutional Class, 0.06% (i)(j)		4,058,717	$4,058,717

U.S. Treasury Obligations — 2.0%	Par (000)
U.S. Treasury Bills (k): 0.00%, 5/28/15	USD	2,500	2,499,862
Total Short-Term Securities (Cost — $6,558,349) — 5.3%			6,558,579
			Value
Options Purchased (Cost — $63,636) — 0.0%			$21,127
Total Investments (Cost — $122,022,018*) — 96.5%			119,482,337
Other Assets Less Liabilities — 3.5%			4,392,401

Net Assets — 100.0%			$123,874,738

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$122,171,934

Gross unrealized appreciation	$3,447,401
Gross unrealized depreciation	(6,136,998)

Net unrealized depreciation	$(2,689,597)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Lloyds Banking Group PLC	$437,734	$(90)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Amount is less than $500.

(h)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(i)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
Blackrock Liquidity Funds, TempFund, Institutional Class	5,226,736	(1,168,019)	4,058,717	$512

(j)	Represents the current yield as of report date.

(k)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

ABS	Asset-Backed Security
AMT	Alternative Minimum Tax (subject to)

6	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
MXN	Mexican Peso
NOK	Norwegian Krone
NYSE	New York Stock Exchange
PLN	Polish Zloty
RB	Revenue Bonds
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
27	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	4,586,625	$38,351
7	German Euro Buxl Futures	Eurex	June 2015	USD	1,325,913	87,134
(23)	German Euro Schatz Futures	Eurex	June 2015	USD	2,750,678	(1,629)
(2)	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	438,313	(1,253)
(15)	3-Year Australin Treasury Bonds	Sydney Futures Exchange	June 2015	USD	1,286,998	(6,088)
(25)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	3,005,273	(18,111)
(3)	10-Year Australin Treasury Bonds	Sydney Futures Exchange	June 2015	USD	303,156	(6,758)
(9)	10-Year Canadian Government Bond	Montreal	June 2015	USD	1,014,299	(3,142)
(215)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	27,714,844	(414,617)
(19)	German Euro BOBL Futures	Eurex	June 2015	USD	2,644,223	(5,531)
37	German Euro BTP Futures	Eurex	June 2015	USD	5,592,872	60,484
(63)	German Euro Bund Futures	Eurex	June 2015	USD	10,754,525	(143,660)
(6)	German Short Euro BTP Futures	Eurex	June 2015	USD	723,665	(457)
8	Long Gilt Bond Future	NYSE LIFFE	June 2015	USD	1,432,964	28,354
(16)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	2,622,000	(35,023)

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	As of March 31, 2015, financial futures contracts outstanding were as follows (concluded):

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(50)	90 Day Euro Future	Chicago Mercantile	December 2016	USD	12,324,375	$(22,881)
(47)	90-Day Sterling Future	NYSE LIFFE	December 2016	USD	8,617,367	(7,571)
Total						$(452,398)

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	457,000	USD	484,157	BNP Paribas SA	4/07/15	$7,265
EUR	600,000	USD	636,827	Deutsche Bank AG	4/07/15	8,366
EUR	2,135,000	USD	2,251,419	Goldman Sachs Bank USA	4/07/15	44,393
EUR	370,000	USD	413,574	State Street Bank and Trust Co.	4/07/15	(15,705)
USD	25,105,325	EUR	22,353,000	Deutsche Bank AG	4/07/15	1,068,658
USD	650,222	EUR	611,300	Goldman Sachs Bank USA	4/07/15	(7,122)
USD	3,082,146	EUR	2,826,000	Royal Bank of Canada	4/07/15	43,287
USD	225,854	EUR	208,000	UBS AG	4/07/15	2,187
USD	10,132,745	GBP	6,562,000	Barclays Bank PLC	4/07/15	399,002
USD	34,221	GBP	23,000	Deutsche Bank AG	4/07/15	104
USD	250,799	GBP	170,000	UBS AG	4/07/15	(1,370)
USD	89,911	JPY	10,717,000	Bank of America N.A.	4/07/15	548
USD	89,855	JPY	10,717,000	UBS AG	4/07/15	491
CAD	37,310	USD	29,458	UBS AG	4/21/15	(7)
MXN	13,779,000	USD	914,400	JPMorgan Chase Bank N.A.	4/21/15	(11,986)
MXN	40,381,000	USD	2,597,619	JPMorgan Chase Bank N.A.	4/21/15	47,012
USD	6,913,479	AUD	8,533,000	Toronto Dominion Bank	4/21/15	421,521
USD	1,260,585	CAD	1,566,200	BNP Paribas SA	4/21/15	24,286
USD	1,544,529	CAD	1,848,000	UBS AG	4/21/15	85,789
USD	2,052,796	JPY	246,403,000	JPMorgan Chase Bank N.A.	4/21/15	(2,215)
USD	274,298	MXN	4,016,000	BNP Paribas SA	4/21/15	11,282
USD	924,963	MXN	13,592,000	BNP Paribas SA	4/21/15	34,796
USD	1,784,947	MXN	26,808,000	JPMorgan Chase Bank N.A.	4/21/15	29,238
USD	944,309	MXN	14,136,000	Standard Chartered Bank	4/21/15	18,515
ZAR	1,108,000	USD	94,647	JPMorgan Chase Bank N.A.	4/21/15	(3,580)
USD	24,136,274	EUR	22,423,000	UBS AG	5/07/15	14,872
USD	9,980,513	GBP	6,755,000	Citibank N.A.	5/07/15	(37,548)
USD	75,654	JPY	9,071,000	Bank of America N.A.	5/07/15	(15)
USD	75,697	JPY	9,071,000	UBS AG	5/07/15	28
USD	1,857,199	KRW	2,050,162,000	Barclays Bank PLC	5/08/15	11,267
CHF	550,000	USD	597,779	JPMorgan Chase Bank N.A.	5/12/15	(30,907)
EUR	3,360,000	USD	3,708,009	Barclays Bank PLC	5/12/15	(93,266)
EUR	2,667,000	USD	3,047,941	Deutsche Bank AG	5/12/15	(178,739)
EUR	600,000	USD	637,227	JPMorgan Chase Bank N.A.	5/12/15	8,263
GBP	4,000,000	USD	6,209,820	Goldman Sachs International	5/12/15	(277,800)
INR	37,800,000	USD	602,438	BNP Paribas S.A.	5/12/15	896
JPY	750,000,000	USD	6,298,710	Barclays Bank PLC	5/12/15	(41,923)
JPY	300,000,000	USD	2,506,632	Barclays Bank PLC	5/12/15	(3,917)

8	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	As of March 31, 2015, forward foreign currency contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	150,000,000	USD	1,251,980	Barclays Bank PLC	5/12/15	$(623)
JPY	750,000,000	USD	6,324,225	Goldman Sachs International	5/12/15	(67,438)
JPY	446,135,048	USD	3,700,000	Morgan Stanley & Co. International LLC	5/12/15	21,829
NOK	14,547,000	USD	1,918,711	Deutsche Bank AG	5/12/15	(114,784)
USD	1,070,147	AUD	1,388,000	UBS AG	5/12/15	15,391
USD	5,624,014	CHF	5,171,000	Credit Suisse International	5/12/15	294,381
USD	599,239	CHF	600,000	JPMorgan Chase Bank N.A.	5/12/15	(19,168)
USD	657,914	EUR	580,000	JPMorgan Chase Bank N.A.	5/12/15	33,940
USD	595,276	INR	37,800,000	HSBC Bank PLC	5/12/15	(8,059)
USD	3,700,000	JPY	445,764,900	Bank of America N.A.	5/12/15	(18,741)
USD	2,277,626	JPY	267,030,000	Deutsche Bank AG	5/12/15	49,959
USD	641,881	KRW	700,100,000	Morgan Stanley & Co. International LLC	5/12/15	11,601
USD	621,406	TRY	1,550,000	Credit Suisse International	5/12/15	31,421
USD	634,807	TRY	1,590,000	Morgan Stanley & Co. International LLC	5/12/15	29,597
USD	314,449	ZAR	3,690,000	Barclays Bank PLC	5/12/15	12,202
USD	311,952	ZAR	3,700,000	Deutsche Bank AG	5/12/15	8,886
USD	620,077	ZAR	7,620,000	UBS AG	5/12/15	(4,076)
ZAR	7,390,000	USD	595,776	Barclays Bank PLC	5/12/15	9,538
TWD	41,530,000	USD	1,322,611	HSBC Bank PLC	7/01/15	7,785
USD	653,296	TWD	20,765,000	HSBC Bank PLC	7/01/15	(11,902)
USD	654,222	TWD	20,765,000	UBS AG	7/01/15	(10,976)
Total						$1,846,729

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description		Put/ Call	Strike Price		Expiration Date	Contracts		Market Value
EuroDollar 1-Year Mid-Curve Options		Put	USD	98.25	9/11/15		74	$9,250
• As of March 31, 2015, OTC options purchased were as follows:
Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
GBP Currency Call	CitiBank N.A.	Call	GBP	1.60	5/27/15	GBP	3,000,000	$4,437
EUR Currency Put	UBS AG	Put	EUR	8.42	4/23/15	EUR	3,700,000	7,440
Total								$11,877

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	As of March 31, 2015, centrally cleared credit default swaps – buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Depreciation
iTraxx, Series 21, Version 1	1.00%	InterContinental Exchange	6/20/19	EUR 420	$(1,032)
iTraxx, Series 22, Version 1	1.00%	InterContinental Exchange	12/20/19	EUR 600	(1,943)
Total					$(2,975)

•	As of March 31, 2015, centrally cleared interestrate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.59%[1]	6-Month LIBOR	Chicago Mercantile	N/A	8/13/17	GBP	2,819	$(61,577)
1.59%[1]	6-Month LIBOR	Chicago Mercantile	N/A	8/13/17	GBP	4,515	(98,247)
2.21%[1]	6-Month LIBOR	Chicago Mercantile	N/A	6/18/19	GBP	600	(35,297)
2.67%[1]	3-Month LIBOR	Chicago Mercantile	N/A	6/30/24	USD	775	(45,733)
2.63%[1]	3-Month LIBOR	Chicago Mercantile	N/A	7/01/24	USD	1,490	(82,731)
Total							$(323,585)

[1] Fund pays a fixed rate and receives floating rate.

•	As of March 31, 2015, OTC credit default swaps – buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
FirstEnergy Corp	1.00%	Deutsche Bank AG	3/20/18		USD	480	$(7,506)	$3,637	$(11,143)
Brazil Federative (Republic of)	1.00%	HSBC Bank USA, N.A.	6/20/20		USD	625	53,172	61,795	(8,623)
Total							$45,666	$65,432	$(19,766)

• As of March 31, 2015, OTC credit default swaps – sold protection outstanding were as follows:
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[2]	Notional Amount (000)[3]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse International	6/20/18	BB+	USD	260	$4,267	$(3,458)	$7,725
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse International	6/20/18	BB+	USD	510	8,369	(6,481)	14,850
FirstEnergy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB+	USD	315	4,595	(6,898)	11,493
Vodafone Group PLC	1.00%	Bank of America N.A.	6/20/19	A-	EUR	130	3,155	2,762	393
British Telecommunications PLC	1.00%	Bank of America N.A.	6/20/19	BBB	EUR	140	4,103	3,139	964
Vodafone Group PLC	1.00%	Morgan Stanley Capital Service LLC	6/20/19	A-	EUR	150	3,641	3,271	370
British Telecommunications PLC	1.00%	Citibank N.A.	3/20/20	BBB	EUR	190	5,672	3,884	1,788

10	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	As of March 31, 2015, OTC credit default swaps – sold protection outstanding were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[2]	Notional Amount (000)[3]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
British Telecommunications PLC	1.00%	Credit Suisse International	3/20/20	BBB	EUR 180	$5,374	$3,476	$1,898
British Telecommunications PLC	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB	EUR 230	6,866	4,388	2,478
Total						$46,042	$4,083	$41,959

[2] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[3] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.70%[1]	1-Month MXIBOR	Deutsche Bank AG	N/A	3/25/16	MXN	49,780	$28,575	—	$28,575
1.81%[2]	6-Month WIBOR	Bank of America, NA	N/A	3/09/18	PLN	9,226	(8,488)	—	(8,488)
1.84%[2]	6-Month WIBOR	Morgan Stanley Capital Services LLC	N/A	3/09/18	PLN	6,694	(7,555)	—	(7,555)
1.76%[2]	6-Month WIBOR	JP Morgan Chase Bank N.A.	N/A	3/23/18	PLN	978	(470)	—	(470)
1.74%[2]	6-Month WIBOR	Goldman Sachs International	N/A	3/23/18	PLN	1,087	(419)	—	(419)
5.18%[2]	6-Month BUBOR	Deutsche Bank AG	N/A	11/06/23	HUF	85,000	(61,372)	—	(61,372)
5.51%[2]	6-Month BUBOR	Citibank N.A.	N/A	12/09/23	HUF	70,063	(57,336)	—	(57,336)
Total							$(107,065)	—	$(107,065)

[1] Fund pays the floating rate and receives the fixed rate.
[2] Fund pays a fixed rate and receives the floating rate.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,022,377	—	$3,022,377
Common Stocks	$186,901	129,548	—	316,449
Corporate Bonds	—	22,576,059	—	22,576,059
Foreign Agency Obligations	—	57,058,022	—	57,058,022
Municipal Bonds	—	3,245,953	—	3,245,953
Non-Agency Mortgage-Backed Securities	—	1,757,397	—	1,757,397
Other Interests	—	—	$358,006	358,006
Preferred Securities	—	3,832,201	—	3,832,201
U.S. Treasury Obligations	—	20,715,167	—	20,715,167
Warrants	—	21,000	—	21,000
Option Purchased:
Foreign currency contracts	—	11,877	—	11,877
Interest rate contracts	9,250	—	—	9,250
Short-Term Securities:
Money Market Funds	4,058,717	—	—	4,058,717
U.S. Treasury Obligations	—	2,499,862	—	2,499,862

Total	$4,254,868	$114,869,463	$358,006	$119,482,337

12	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$41,959		$41,959
Foreign currency exchange contracts	—	2,808,596	—	2,808,596
Interest rate contracts	$214,323	28,575	—	242,898
Liabilities:
Credit contracts	—	(22,741)	—	(22,741)
Foreign currency exchange contracts	—	(961,867)	—	(961,867)
Interest rate contracts	(666,721)	(459,225)	—	(1,125,946)

Total	$(452,398)	$1,435,297	—	$982,899

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for centrally cleared swaps	$155,000	—	—	$155,000
Cash pledged for financial futures contracts	830,998	—	—	830,998
Foreign currency at value	159,730	—	—	159,730

Total	$1,145,728	—	—	$1,145,728

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2015	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date:	May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date:	May 22, 2015